Pension and Other Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined benefit pension plan
Pension and Other Postretirement Benefit Plans
Amount reimbursed in order to meet certain funding targets	$ 0.2	$ 0.3	$ 0.3
Expected cash payments	0.3
Benchmark percentage of funding obligations targeted to be met through cash contributions	80.00%
Pension plan expense allocation from parent	0.5	0.1	0.1
Other post-employment benefit plans
Pension and Other Postretirement Benefit Plans
Other postemployment benefit plans expense allocation from parent	0.1	0.2	0.3
Equitrans - Expenses for on-going post-retirement benefits other than pensions	$ 1.2	$ 1.2	$ 1.2